UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	January 31, 2021

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds(“ETFs”),and is managed as an asset allocation program.

Each Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Asset Allocation Funds for the twelve-month reporting period ended January 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	QS Asset Allocation Funds

Funds overview

QS Asset Allocation Funds (the “Asset Allocation Funds”) consist of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among mutual funds and ETFs managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC (“Legg Mason”), and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the Funds invest primarily in affiliated mutual funds.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Despite a global pandemic and economic disruptions, many of the world’s equity markets finished the twelve-month reporting period ending January 31, 2021 higher. During the first quarter of 2020, global stock markets sold off virtually across the board. Volatility for many indexes rose to levels not seen since the global financial crisis, as investors struggled to price the impact of a global economic shutdown stemming from the escalating COVID-19 pandemic. The U.S. Federal Reserve Board (the “Fed”)i deployed its entire 2008 financial crisis playbook. In early March, the Fed went beyond those interventions and the quantitative easing and alternative programs it put in place when it announced a massive aid plan providing broader, “open-ended” bond buying. The Fed also lowered its federal funds target rateii 150 basis points (“bps”)iii to the “effective lower bound” of zero to 0.25%. U.S. Treasury yields fell significantly across the curve during the reporting period, but short-term interest rates dropped more than their long-term counterparts causing the yield curveiv to steepen.

During the second quarter of 2020, global equity markets surged, recovering some of first quarter’s losses. April 2020 was the best month for U.S. stocks since 1987. Many investors cheered plans for the reopening of economies amid the COVID-19 pandemic and government officials continued pledging extraordinary measures to lessen the pandemic’s economic impact. Gold maintained its perceived safe-haven profile despite renewed risk appetite and rose to nearly an eight-year high. Intermediate U.S. Treasury yields fell modestly over the second quarter as short- and long-term yields rose.

Global equity markets continued to rise during the third quarter of 2020. Many investors were encouraged by economic data and accommodative central bank policies. Later in the quarter, sentiment was dampened by concerns about the pace and unevenness of economic recovery, U.S.-China tensions, increasing coronavirus infections, and delays in further U.S. stimulus measures. September 2020 brought a selloff of U.S. technology stocks on worries they were overvalued. To boost economic recovery and job creation, the Fed announced a new policy framework in August 2020. It is allowing for higher inflation in the short term to achieve its target over a longer-term horizon. The U.S. Treasury yield curve steepened with short-term yields moving lower while their long-term counterparts rose.

Global equity markets advanced nearly across the board for the fourth quarter of 2020. The bulk of gains occurred in November 2020 following positive coronavirus vaccine trials and Joe Biden’s win in the U.S. presidential election. Positive news appeared to outweigh concerns that economic recoveries would stall amid renewed lockdowns resulting from rising coronavirus infection rates and the identification of a new, more infectious COVID-19 strain. Sentiment was buoyed toward the end of the reporting period by the start of vaccinations, although January 2021 results were mixed. The bullish narrative began to deteriorate mid-month, given softness in incoming economic data. In addition, volatile trading in a small batch of heavily shorted companies set off hedge fund de-risking activity in the U.S. This raised broader concerns about bubbles in segments of the market. The U.S. Treasury yield curve steepened over the final quarter of 2020 and into January 2021, with short-term yields moving lower while their long-term counterparts rose.

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are updated on a quarterly basis. Throughout the reporting period we were generally flat equities vs. fixed income due to the volatile environment.

QS Asset Allocation Funds 2021 Annual Report	1

Funds overview (cont’d)

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2021, Class A shares of QS Growth Fund, excluding sales charges, returned 11.84%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexv, the Russell 3000 Indexvi and the Growth Composite Benchmarkvii, returned 4.72%, 20.48% and 17.98%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageviii returned 16.35% for the same period.

Performance Snapshot as of January 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
QS Growth Fund:
Class A	16.35%	11.84%
Class C	15.90%	11.07%
Class R	16.18%	11.49%
Class I	16.49%	12.18%
Bloomberg Barclays U.S. Aggregate Index	-0.91%	4.72%
Russell 3000 Index	17.98%	20.48%
Growth Composite Benchmark	19.08%	17.98%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	16.53%	16.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.97%, 2.15% and 1.01%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

2	QS Asset Allocation Funds 2021 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Asset Allocation Funds 2021 Annual Report	3

Funds overview (cont’d)

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2021, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 10.97%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkix, returned 4.72%, 20.48% and 16.00%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagex returned 13.06% for the same period.

Performance Snapshot as of January 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
QS Moderate Growth Fund:
Class A	13.32%	10.97%
Class C	13.00%	10.22%
Class R	13.16%	10.63%
Class I	13.56%	11.32%
Bloomberg Barclays U.S. Aggregate Index	-0.91%	4.72%
Russell 3000 Index	17.98%	20.48%
Moderate Growth Composite Benchmark	15.15%	16.00%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	12.54%	13.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.24%, 1.94%, 1.96% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

4	QS Asset Allocation Funds 2021 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Asset Allocation Funds 2021 Annual Report	5

Funds overview (cont’d)

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2021, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 10.05%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Indexxi and the Conservative Growth Composite Benchmarkxii, returned 4.72%, 19.84% and 13.38%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averagexiii returned 9.88% for the same period.

Performance Snapshot as of January 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
QS Conservative Growth Fund:
Class A	9.46%	10.05%
Class C	9.03%	9.21%
Class R	9.26%	9.66%
Class I	9.64%	10.35%
Bloomberg Barclays U.S. Aggregate Index	-0.91%	4.72%
Russell 1000 Index	16.61%	19.84%
Conservative Growth Composite Benchmark	11.00%	13.38%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	9.56%	9.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.19%, 1.92%, 2.07% and 0.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

6	QS Asset Allocation Funds 2021 Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

QS Asset Allocation Funds 2021 Annual Report	7

Funds overview (cont’d)

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under normal market conditions, the portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2021, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 8.08%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkxiv, returned 4.72%, 19.84% and 10.23%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexv returned 7.44% for the same period.

Performance Snapshot as of January 31, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
QS Defensive Growth Fund:
Class A	5.59%	8.08%
Class C	5.15%	7.18%
Class C1[1]	5.26%	7.43%
Class R	5.46%	7.74%
Class I	5.67%	8.35%
Bloomberg Barclays U.S. Aggregate Index	-0.91%	4.72%
Russell 1000 Index	16.61%	19.84%
Defensive Growth Composite Benchmark	6.56%	10.23%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	6.16%	7.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.22%, 1.93%, 1.72%, 2.01% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

8	QS Asset Allocation Funds 2021 Annual Report

Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds return and their weightings within the Funds, the leading contributors to absolute performance were in the U.S. equities space, especially large capitalization stocks. Underweighting U.S. fixed income and international equities also added value.

In relative terms at the underlying manager level (i.e., relative to each underlying fund’s specific benchmark), the leading contributors were Martin Currie Emerging Markets Fund, ClearBridge Large Cap Growth Fund, ClearBridge Small Cap Growth Fund and the Brandywine GLOBAL—Global Opportunities Bond Fund (USD Hedged).

Q. What were the leading detractors from performance?

A. An allocation to value stocks in the U.S. equity space detracted for the reporting period, as did an allocation to the QS Global Dividend Fund (which is designed with a lower beta and tends to underperform in up markets). Manager selection was also a detractor. The leading underperformers versus their respective benchmarks, in addition to the QS Global Dividend Fund, were ClearBridge Appreciation Fund, ClearBridge Small Cap Fund and QS Strategic Real Return Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. There were no changes to the Funds during the reporting period.

Thank you for your investment in the QS Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

QS Investors, LLC

February 10, 2021

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations and social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund, which may magnify the Fund’s losses from events affecting those underlying funds.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Funds operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no

QS Asset Allocation Funds 2021 Annual Report	9

Funds overview (cont’d)

limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[i]i

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	A basis point is one-hundredth (1/100 or 0.01) of one percent.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]i	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 155 funds for the six-month period and among the 147 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

ix

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S.Corporate High Yield — 2% Issuer Cap Index.

[x]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 459 funds for the six-month period and among the 452 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xiii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 584 funds for the six-month period and among the 571 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xiv

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 316 funds for the six-month period and among the 302 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

10	QS Asset Allocation Funds 2021 Annual Report

Funds at a glance (unaudited)

QS Growth Fund Breakdown† as of — January 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
9.7 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Health Care Information Technology
8.8 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Health Care Consumer Staples Communication Services Financials
8.5 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Information Technology Financials
5.8 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary
5.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
5.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
4.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Materials Consumer Discretionary Information Technology
4.3 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
4.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
3.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.2 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials
3.0 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Health Care
2.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Financials
2.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Health Care Energy Financials
2.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Energy Consumer Discretionary Materials Asset-Backed Securities
2.1 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations

QS Asset Allocation Funds 2021 Annual Report	11

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations
0.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

†	Subject to change at any time.

12	QS Asset Allocation Funds 2021 Annual Report

QS Moderate Growth Fund Breakdown† as of — January 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
10.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
9.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Health Care Consumer Staples Communication Services Financials
6.5 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Information Technology Financials
5.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
5.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Health Care Information Technology
4.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
4.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
4.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Health Care Energy Financials
3.6 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary
3.6 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Health Care
3.2 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
2.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials
2.6 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Energy Consumer Discretionary Materials Asset-Backed Securities
2.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Materials Consumer Discretionary Information Technology

QS Asset Allocation Funds 2021 Annual Report	13

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Financials
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations
2.0 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
1.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.4 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services

†	Subject to change at any time.

14	QS Asset Allocation Funds 2021 Annual Report

QS Conservative Growth Fund Breakdown† as of — January 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
17.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
12.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Health Care Consumer Staples Communication Services Financials
6.2 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Information Technology Financials
5.7 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
5.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Health Care Energy Financials
5.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
4.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
3.9 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
3.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.3 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Health Care
2.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
2.6 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Energy Consumer Discretionary Materials Asset-Backed Securities
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary

QS Asset Allocation Funds 2021 Annual Report	15

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
1.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Financials
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Materials Consumer Discretionary Information Technology
0.1 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Health Care Information Technology

†	Subject to change at any time.

16	QS Asset Allocation Funds 2021 Annual Report

QS Defensive Growth Fund Breakdown† as of — January 31, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Sovereign Bonds Collateralized Mortgage Obligations
21.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
7.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
7.3 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Health Care Consumer Staples Communication Services Financials
6.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Communication Services Health Care Energy Financials
6.2 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities U.S. Government & Agency Obligations Information Technology Financials
4.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Consumer Discretionary
3.6 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Health Care
3.4 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
2.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Energy Consumer Discretionary Materials Asset-Backed Securities
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Sovereign Bonds Collateralized Mortgage Obligations Asset-Backed Securities
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.3 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials
1.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Communication Services Materials
1.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Information Technology

QS Asset Allocation Funds 2021 Annual Report	17

Funds at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares	Utilities Industrials Energy Real Estate Communication Services
0.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Materials Consumer Discretionary Information Technology
0.1 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Industrials Financials Consumer Discretionary Health Care Information Technology

†	Subject to change at any time.

18	QS Asset Allocation Funds 2021 Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	16.35%	$1,000.00	$1,163.50	0.46%	$2.50	Class A	5.00%	$1,000.00	$1,022.82	0.46%	$2.34
Class C	15.90	1,000.00	1,159.00	1.15	6.24	Class C	5.00	1,000.00	1,019.36	1.15	5.84
Class R	16.18	1,000.00	1,161.80	0.80	4.35	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	16.49	1,000.00	1,164.90	0.18	0.98	Class I	5.00	1,000.00	1,024.23	0.18	0.92

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

QS Asset Allocation Funds 2021 Annual Report	19

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	13.32%	$1,000.00	$1,133.20	0.46%	$2.47	Class A	5.00%	$1,000.00	$1,022.82	0.46%	$2.34
Class C	13.00	1,000.00	1,130.00	1.16	6.21	Class C	5.00	1,000.00	1,019.30	1.16	5.89
Class R	13.16	1,000.00	1,131.60	0.80	4.29	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	13.56	1,000.00	1,135.60	0.13	0.70	Class I	5.00	1,000.00	1,024.48	0.13	0.66

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

20	QS Asset Allocation Funds 2021 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	9.46%	$1,000.00	$1,094.60	0.46%	$2.42	Class A	5.00%	$1,000.00	$1,022.82	0.46%	$2.34
Class C	9.03	1,000.00	1,090.30	1.20	6.31	Class C	5.00	1,000.00	1,019.10	1.20	6.09
Class R	9.26	1,000.00	1,092.60	0.80	4.21	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	9.64	1,000.00	1,096.40	0.15	0.79	Class I	5.00	1,000.00	1,024.38	0.15	0.76

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

QS Asset Allocation Funds 2021 Annual Report	21

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.59%	$1,000.00	$1,055.90	0.54%	$2.79	Class A	5.00%	$1,000.00	$1,022.42	0.54%	$2.75
Class C	5.15	1,000.00	1,051.50	1.27	6.55	Class C	5.00	1,000.00	1,018.75	1.27	6.44
Class C1	5.26	1,000.00	1,052.60	1.07	5.52	Class C1	5.00	1,000.00	1,019.76	1.07	5.43
Class R	5.46	1,000.00	1,054.60	0.80	4.13	Class R	5.00	1,000.00	1,021.11	0.80	4.06
Class I	5.67	1,000.00	1,056.70	0.25	1.29	Class I	5.00	1,000.00	1,023.88	0.25	1.27

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

22	QS Asset Allocation Funds 2021 Annual Report

Funds performance (unaudited)

QS Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	11.84%	11.07%	11.49%	12.18%
Five Years Ended 1/31/21	9.95	9.20	9.61	10.27
Ten Years Ended 1/31/21	7.82	7.12	N/A	8.15
Inception* through 1/31/21	—	—	5.89	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	5.39%	10.07%	11.49%	12.18%
Five Years Ended 1/31/21	8.66	9.20	9.61	10.27
Ten Years Ended 1/31/21	7.18	7.12	N/A	8.15
Inception* through 1/31/21	—	—	5.89	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/11 through 1/31/21)	112.33%
Class C (1/31/11 through 1/31/21)	99.00
Class R (Inception date of 6/2/14 through 1/31/21)	46.45
Class I (1/31/11 through 1/31/21)	118.90

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

QS Asset Allocation Funds 2021 Annual Report	23

Funds performance (unaudited) (cont’d)

QS Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Growth Fund vs. Benchmark Indices† — January 2011 - January 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Growth Fund on January 31, 2011, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

24	QS Asset Allocation Funds 2021 Annual Report

Funds performance (unaudited) (cont’d)

QS Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	10.97%	10.22%	10.63%	11.32%
Five Years Ended 1/31/21	9.51	8.76	9.16	9.86
Ten Years Ended 1/31/21	7.53	6.80	N/A	7.83
Inception* through 1/31/21	—	—	5.81	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	4.59%	9.22%	10.63%	11.32%
Five Years Ended 1/31/21	8.22	8.76	9.16	9.86
Ten Years Ended 1/31/21	6.89	6.80	N/A	7.83
Inception* through 1/31/21	—	—	5.81	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/11 through 1/31/21)	106.66%
Class C (1/31/11 through 1/31/21)	93.16
Class R (Inception date of 6/2/14 through 1/31/21)	45.72
Class I (1/31/11 through 1/31/21)	112.51

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

QS Asset Allocation Funds 2021 Annual Report	25

QS Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Moderate Growth Fund vs. Benchmark Indices† — January 2011 - January 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Moderate Growth Fund on January 31, 2011, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

26	QS Asset Allocation Funds 2021 Annual Report

Funds performance (unaudited) (cont’d)

QS Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	10.05%	9.21%	9.66%	10.35%
Five Years Ended 1/31/21	8.66	7.87	8.30	8.95
Ten Years Ended 1/31/21	6.80	6.03	N/A	N/A
Inception* through 1/31/21	—	—	5.46	5.96

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/21	3.75%	8.21%	9.66%	10.35%
Five Years Ended 1/31/21	7.38	7.87	8.30	8.95
Ten Years Ended 1/31/21	6.17	6.03	N/A	N/A
Inception* through 1/31/21	—	—	5.46	5.96

Cumulative total returns
Without sales charges[1]
Class A (1/31/11 through 1/31/21)	93.06%
Class C (1/31/11 through 1/31/21)	79.67
Class R (Inception date of 6/2/14 through 1/31/21)	42.51
Class I (Re-inception date of 7/25/14 through 1/31/21)	45.86

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

QS Asset Allocation Funds 2021 Annual Report	27

QS Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Conservative Growth Fund vs. Benchmark Indices† — January 2011 - January 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Conservative Growth Fund on January 31, 2011, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

28	QS Asset Allocation Funds 2021 Annual Report

Funds performance (unaudited) (cont’d)

QS Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[2]	Class R	Class I
Twelve Months Ended 1/31/21	8.08%	7.18%	7.43%	7.74%	8.35%
Five Years Ended 1/31/21	7.16	6.39	6.62	6.88	7.48
Ten Years Ended 1/31/21	5.62	N/A	5.07	N/A	N/A
Inception* through 1/31/21	—	4.99	—	4.63	5.89

With sales charges[3]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/21	3.46%	6.18%	6.43%	7.74%	8.35%
Five Years Ended 1/31/21	6.23	6.39	6.62	6.88	7.48
Ten Years Ended 1/31/21	5.16	N/A	5.07	N/A	N/A
Inception* through 1/31/21	—	4.99	—	4.63	5.89

Cumulative total returns
Without sales charges[1]
Class A (1/31/11 through 1/31/21)	72.78%
Class C (Inception date of 8/1/12 through 1/31/21)	51.27
Class C1[2] (1/31/11 through 1/31/21)	63.95
Class R (Inception date of 6/2/14 through 1/31/21)	35.21
Class I (Inception date of 3/15/12 through 1/31/21)	66.30

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

QS Asset Allocation Funds 2021 Annual Report	29

QS Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of QS Defensive Growth Fund vs. Benchmark Indices† — January 2011 - January 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of QS Defensive Growth Fund on January 31, 2011, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2021. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

30	QS Asset Allocation Funds 2021 Annual Report

Schedules of investments

January 31, 2021

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,811,130	$18,582,195
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		5,072,403	94,042,351
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,496,240	32,076,690
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		823,605	10,303,299
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		542,701	6,756,621
ClearBridge Global Infrastructure Income Fund, Class IS Shares		580,228	7,571,973
ClearBridge Small Cap Fund, Class IS Shares		655,696	45,092,220
Martin Currie Emerging Markets Fund, Class IS Shares		3,749,231	65,986,463
QS Global Market Neutral Fund, Class IS Shares		2,580,485	22,966,318
QS International Equity Fund, Class IS Shares		4,545,355	74,907,447
QS Strategic Real Return Fund, Class IS Shares		3,963,571	46,017,063
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,791,885	24,925,115
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		99,179	20,766,127
ClearBridge Appreciation Fund, Class IS Shares		1,465,617	41,301,079
ClearBridge International Value Fund, Class IS Shares		3,587,481	34,942,066
ClearBridge Large Cap Growth Fund, Class IS Shares		660,728	43,832,701
ClearBridge Mid Cap Fund, Class IS Shares		779,473	33,299,105
ClearBridge Small Cap Growth Fund, Class IS Shares		109,552	5,922,386
QS Global Dividend Fund, Class IS Shares		5,216,191	68,227,779
QS U.S. Large Cap Equity Fund, Class IS Shares		1,400,712	28,210,347
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		1,321,900	16,365,118
Western Asset High Yield Fund, Class IS Shares		2,370,657	19,415,681
Western Asset Macro Opportunities Fund, Class IS Shares		920,747	10,671,457
Total Investments in Underlying Funds before Short-Term Investments (Cost — $600,227,145)			772,181,601

	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $690,842)	0.030%	690,842	690,842
Total Investments — 99.8% (Cost — $600,917,987)			772,872,443
Other Assets in Excess of Liabilities — 0.2%			1,734,424
Total Net Assets — 100.0%			$774,606,867

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	31

Schedules of investments (cont’d)

January 31, 2021

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,203,964	$12,352,671
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,910,511	53,960,873
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,159,449	14,898,919
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		555,174	6,945,226
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		788,656	9,818,761
ClearBridge Global Infrastructure Income Fund, Class IS Shares		364,776	4,760,333
ClearBridge Small Cap Fund, Class IS Shares		255,627	17,579,437
Martin Currie Emerging Markets Fund, Class IS Shares		1,794,386	31,581,184
QS Global Market Neutral Fund, Class IS Shares		1,970,401	17,536,568
QS International Equity Fund, Class IS Shares		1,563,654	25,769,021
QS Strategic Real Return Fund, Class IS Shares		2,527,611	29,345,566
QS U.S. Small Capitalization Equity Fund, Class IS Shares		928,215	12,911,464
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		53,016	11,100,522
ClearBridge Appreciation Fund, Class IS Shares		786,045	22,150,746
ClearBridge International Value Fund, Class IS Shares		1,254,019	12,214,149
ClearBridge Large Cap Growth Fund, Class IS Shares		393,205	26,085,227
ClearBridge Mid Cap Fund, Class IS Shares		223,526	9,549,037
ClearBridge Small Cap Growth Fund, Class IS Shares		137,522	7,434,450
QS Global Dividend Fund, Class IS Shares		3,327,802	43,527,656
QS U.S. Large Cap Equity Fund, Class IS Shares		761,661	15,339,851
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,552,610	20,991,292
Western Asset Core Plus Bond Fund, Class IS Shares		4,083,997	50,559,884
Western Asset High Yield Fund, Class IS Shares		2,505,913	20,523,429
Western Asset Macro Opportunities Fund, Class IS Shares		591,113	6,850,994
Total Investments in Underlying Funds before Short-Term Investments (Cost — $387,009,401)			483,787,260

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,010,141)	0.030%	2,010,141	2,010,141
Total Investments — 100.1% (Cost — $389,019,542)			485,797,401
Liabilities in Excess of Other Assets — (0.1)%			(274,145)
Total Net Assets — 100.0%			$485,523,256

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2021 Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		753,872	$7,734,729
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		942,627	17,476,307
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		533,998	6,861,867
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		808,467	8,585,920
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		363,090	4,542,257
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		550,986	6,859,770
ClearBridge Global Infrastructure Income Fund, Class IS Shares		244,415	3,189,615
ClearBridge Small Cap Fund, Class IS Shares		99,325	6,830,552
Martin Currie Emerging Markets Fund, Class IS Shares		692,608	12,189,905
QS Global Market Neutral Fund, Class IS Shares		1,145,862	10,198,171
QS International Equity Fund, Class IS Shares		11,555	190,426
QS Strategic Real Return Fund, Class IS Shares		1,656,665	19,233,875
QS U.S. Small Capitalization Equity Fund, Class IS Shares		573,100	7,971,813
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		21,779	4,560,162
ClearBridge Appreciation Fund, Class IS Shares		561,583	15,825,412
ClearBridge International Value Fund, Class IS Shares		20,894	203,505
ClearBridge Large Cap Growth Fund, Class IS Shares		219,520	14,562,973
ClearBridge Mid Cap Fund, Class IS Shares		110,530	4,721,851
ClearBridge Small Cap Growth Fund, Class IS Shares		92,878	5,020,978
QS Global Dividend Fund, Class IS Shares		2,169,847	28,381,603
QS U.S. Large Cap Equity Fund, Class IS Shares		547,260	11,021,814
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,805,887	37,935,596
Western Asset Core Plus Bond Fund, Class IS Shares		4,332,702	53,638,853
Western Asset High Yield Fund, Class IS Shares		2,053,684	16,819,673
Western Asset Macro Opportunities Fund, Class IS Shares		392,530	4,549,427
Total Investments in Underlying Funds before Short-Term Investments (Cost — $250,591,926)			309,107,054

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $742,155)	0.030%	742,155	742,155
Total Investments — 100.0% (Cost — $251,334,081)			309,849,209
Liabilities in Excess of Other Assets — (0.0)%††			(128,355)
Total Net Assets — 100.0%			$309,720,854

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	33

Schedules of investments (cont’d)

January 31, 2021

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		328,651	$3,371,955
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		72,295	1,340,348
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		105,716	1,358,445
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		991,196	10,526,497
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		158,531	1,983,222
ClearBridge Global Infrastructure Income Fund, Class IS Shares		100,079	1,306,030
Martin Currie Emerging Markets Fund, Class IS Shares		94,111	1,656,350
QS Global Market Neutral Fund, Class IS Shares		539,996	4,805,965
QS International Equity Fund, Class IS Shares		4,663	76,839
QS Strategic Real Return Fund, Class IS Shares		710,611	8,250,198
QS U.S. Small Capitalization Equity Fund, Class IS Shares		123,695	1,720,592
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		227,796	6,419,305
ClearBridge International Value Fund, Class IS Shares		8,242	80,281
ClearBridge Large Cap Growth Fund, Class IS Shares		57,018	3,782,590
ClearBridge Small Cap Growth Fund, Class IS Shares		25,980	1,404,481
QS Global Dividend Fund, Class IS Shares		737,941	9,652,275
QS U.S. Large Cap Equity Fund, Class IS Shares		225,577	4,543,128
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,101,227	28,408,590
Western Asset Core Plus Bond Fund, Class IS Shares		2,493,901	30,874,493
Western Asset High Yield Fund, Class IS Shares		1,100,064	9,009,525
Western Asset Macro Opportunities Fund, Class IS Shares		170,146	1,971,989
Total Investments in Underlying Funds before Short-Term Investments (Cost — $111,158,131)			132,543,098

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $292,838)	0.030%	292,838	292,838
Total Investments — 100.0% (Cost — $111,450,969)			132,835,936
Liabilities in Excess of Other Assets — (0.0)%††			(58,776)
Total Net Assets — 100.0%			$132,777,160

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2021 Annual Report

Statements of assets and liabilities

January 31, 2021

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$600,227,145	$387,009,401
Short-term investments, at cost	690,842	2,010,141
Investments in affiliated Underlying Funds, at value	$772,181,601	$483,787,260
Short-term investments, at value	690,842	2,010,141
Receivable for investments in affiliated Underlying Funds	2,385,000	—
Receivable for Fund shares sold	169,875	149,199
Distributions receivable from affiliated Underlying Funds	102,365	194,410
Interest receivable	44	46
Receivable from investment manager	23	18
Prepaid expenses	29,219	25,188
Total Assets	775,558,969	486,166,262

Liabilities:
Payable for Fund shares repurchased	497,385	222,428
Service and/or distribution fees payable	171,203	107,066
Transfer agent fees payable	118,492	70,737
Payable for investments in affiliated Underlying Funds	102,365	194,410
Trustees’ fees payable	4,716	3,042
Accrued expenses	57,941	45,323
Total Liabilities	952,102	643,006
Total Net Assets	$774,606,867	$485,523,256

Net Assets:
Par value (Note 7)	$462	$294
Paid-in capital in excess of par value	612,197,149	392,639,202
Total distributable earnings (loss)	162,409,256	92,883,760
Total Net Assets	$774,606,867	$485,523,256

Net Assets:
Class A	$766,938,687	$477,278,666
Class C	$5,241,951	$4,393,944
Class R	$110,920	$138,159
Class I	$2,315,309	$3,712,487

Shares Outstanding:
Class A	45,688,765	28,900,025
Class C	337,550	258,683
Class R	6,667	8,488
Class I	138,567	227,049

Net Asset Value:
Class A (and redemption price)	$16.79	$16.51
Class C*	$15.53	$16.99
Class R (and redemption price)	$16.64	$16.28
Class I (and redemption price)	$16.71	$16.35

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$17.81	$17.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	35

Statements of assets and liabilities (cont’d)

January 31, 2021

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$250,591,926	$111,158,131
Short-term investments, at cost	742,155	292,838
Investments in affiliated Underlying Funds, at value	$309,107,054	$132,543,098
Short-term investments, at value	742,155	292,838
Distributions receivable from affiliated Underlying Funds	210,400	127,172
Receivable for Fund shares sold	97,066	66,977
Interest receivable	20	14
Receivable from investment manager	16	58
Prepaid expenses	23,076	22,082
Total Assets	310,179,787	133,052,239

Liabilities:
Payable for investments in affiliated Underlying Funds	210,400	127,172
Payable for Fund shares repurchased	98,968	69,337
Service and/or distribution fees payable	69,040	28,937
Transfer agent fees payable	43,479	18,513
Trustees’ fees payable	2,030	874
Accrued expenses	35,016	30,246
Total Liabilities	458,933	275,079
Total Net Assets	$309,720,854	$132,777,160

Net Assets:
Par value (Note 7)	$206	$95
Paid-in capital in excess of par value	253,013,887	114,446,540
Total distributable earnings (loss)	56,706,761	18,330,525
Total Net Assets	$309,720,854	$132,777,160

Net Assets:
Class A	$302,407,104	$129,517,335
Class C	$4,780,287	$964,373
Class C1	—	$227,063
Class R	$70,279	$94,860
Class I	$2,463,184	$1,973,529

Shares Outstanding:
Class A	20,126,723	9,241,030
Class C	302,759	69,160
Class C1	—	15,757
Class R	4,667	6,776
Class I	164,044	141,149

Net Asset Value:
Class A (and redemption price)	$15.03	$14.02
Class C*	$15.79	$13.94
Class C1*	—	$14.41
Class R (and redemption price)	$15.06	$14.00
Class I (and redemption price)	$15.02	$13.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.95	$14.64

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2021 Annual Report

Statements of operations

For the Year Ended January 31, 2021

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$10,111,058	$7,422,442
Interest	5,079	3,788
Other affiliated income	240	286
Total Investment Income	10,116,377	7,426,516

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,770,458	1,134,963
Transfer agent fees (Note 5)	1,218,376	679,731
Registration fees	84,895	81,342
Legal fees	70,871	49,793
Shareholder reports	54,588	34,551
Trustees’ fees	50,940	32,780
Fund accounting fees	38,828	36,363
Audit and tax fees	33,205	32,286
Insurance	8,943	6,107
Custody fees	1,585	1,522
Miscellaneous expenses	4,394	3,761
Total Expenses	3,337,083	2,093,199
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,774)	(3,315)
Net Expenses	3,332,309	2,089,884
Net Investment Income	6,784,068	5,336,632

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	9,327,970	6,516,409
Capital gain distributions from affiliated Underlying Funds	13,406,166	8,115,455
Net Realized Gain	22,734,136	14,631,864
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	51,278,969	27,390,239
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	74,013,105	42,022,103
Increase in Net Assets From Operations	$80,797,173	$47,358,735

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	37

Statements of operations (cont’d)

For the Year Ended January 31, 2021

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$5,847,229	$3,233,246
Interest	2,738	1,446
Other affiliated income	111	122
Total Investment Income	5,850,078	3,234,814

Expenses:
Service and/or distribution fees (Notes 2 and 5)	768,704	321,843
Transfer agent fees (Note 5)	389,030	157,624
Registration fees	81,197	87,781
Fund accounting fees	34,869	33,240
Legal fees	33,027	30,162
Audit and tax fees	31,676	31,024
Shareholder reports	24,826	10,410
Trustees’ fees	21,619	9,642
Insurance	4,431	2,378
Custody fees	1,600	1,496
Interest expense	161	11
Miscellaneous expenses	3,707	4,399
Total Expenses	1,394,847	690,010
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,165)	(1,524)
Net Expenses	1,392,682	688,486
Net Investment Income	4,457,396	2,546,328

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,653,635	602,008
Capital gain distributions from affiliated Underlying Funds	5,231,142	1,759,305
Net Realized Gain	7,884,777	2,361,313
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	15,242,657	4,845,687
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	23,127,434	7,207,000
Increase in Net Assets From Operations	$27,584,830	$9,753,328

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2021 Annual Report

Statements of changes in net assets

QS Growth Fund

For the Years Ended January 31,	2021	2020

Operations:
Net investment income	$6,784,068	$ 10,551,123
Net realized gain	22,734,136	30,952,759
Change in net unrealized appreciation (depreciation)	51,278,969	28,391,479
Increase in Net Assets From Operations	80,797,173	69,895,361

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(37,756,817)	(43,184,837)
Decrease in Net Assets From Distributions to Shareholders	(37,756,817)	(43,184,837)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,879,705	41,143,311
Reinvestment of distributions	37,674,149	43,093,296
Cost of shares repurchased	(76,719,038)	(89,408,081)
Decrease in Net Assets From Fund Share Transactions	(6,165,184)	(5,171,474)
Increase in Net Assets	36,875,172	21,539,050

Net Assets:
Beginning of year	737,731,695	716,192,645
End of year	$774,606,867	$737,731,695

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	39

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Years Ended January 31,	2021	2020

Operations:
Net investment income	$5,336,632	$ 7,741,787
Net realized gain	14,631,864	18,482,941
Change in net unrealized appreciation (depreciation)	27,390,239	18,274,317
Increase in Net Assets From Operations	47,358,735	44,499,045

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(25,302,067)	(27,130,100)
Decrease in Net Assets From Distributions to Shareholders	(25,302,067)	(27,130,100)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,130,674	37,408,009
Reinvestment of distributions	25,194,862	27,033,283
Cost of shares repurchased	(56,108,085)	(72,218,966)
Decrease in Net Assets From Fund Share Transactions	(2,782,549)	(7,777,674)
Increase in Net Assets	19,274,119	9,591,271

Net Assets:
Beginning of year	466,249,137	456,657,866
End of year	$485,523,256	$466,249,137

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2021 Annual Report

QS Conservative Growth Fund

For the Years Ended January 31,	2021	2020

Operations:
Net investment income	$4,457,396	$ 5,421,362
Net realized gain	7,884,777	8,037,903
Change in net unrealized appreciation (depreciation)	15,242,657	14,670,869
Increase in Net Assets From Operations	27,584,830	28,130,134

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,810,761)	(15,661,350)
Decrease in Net Assets From Distributions to Shareholders	(13,810,761)	(15,661,350)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,448,248	34,918,788
Reinvestment of distributions	13,729,738	15,574,093
Cost of shares repurchased	(53,541,250)	(47,340,991)
Increase (Decrease) in Net Assets From Fund Share Transactions	(4,363,264)	3,151,890
Increase in Net Assets	9,410,805	15,620,674

Net Assets:
Beginning of year	300,310,049	284,689,375
End of year	$309,720,854	$300,310,049

See Notes to Financial Statements.

QS Asset Allocation Funds 2021 Annual Report	41

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Years Ended January 31,	2021	2020

Operations:
Net investment income	$2,546,328	$2,721,438
Net realized gain	2,361,313	1,486,316
Change in net unrealized appreciation (depreciation)	4,845,687	7,142,694
Increase in Net Assets From Operations	9,753,328	11,350,448

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,270,166)	(5,107,705)
Decrease in Net Assets From Distributions to Shareholders	(4,270,166)	(5,107,705)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	16,934,804	13,564,464
Reinvestment of distributions	4,243,585	5,082,069
Cost of shares repurchased	(21,386,507)	(18,722,116)
Decrease in Net Assets From Fund Share Transactions	(208,118)	(75,583)
Increase in Net Assets	5,275,044	6,167,160

Net Assets:
Beginning of year	127,502,116	121,334,956
End of year	$132,777,160	$127,502,116

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

60	QS Asset Allocation Funds 2021 Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$772,181,601	—	—	$772,181,601
Short-Term Investments†	690,842	—	—	690,842
Total Investments	$772,872,443	—	—	$772,872,443

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$483,787,260	—	—	$483,787,260
Short-Term Investments†	2,010,141	—	—	2,010,141
Total Investments	$485,797,401	—	—	$485,797,401

† See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$309,107,054	—	—	$309,107,054
Short-Term Investments†	742,155	—	—	742,155
Total Investments	$309,849,209	—	—	$309,849,209

† See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2021 Annual Report	61

Notes to financial statements (cont’d)

Defensive Growth Fund

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$132,543,098	—	—	$132,543,098
Short-Term Investments†	292,838	—	—	292,838
Total Investments	$132,835,936	—	—	$132,835,936

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2021, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

62	QS Asset Allocation Funds 2021 Annual Report

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. As of July 31, 2020, LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, QS Investors and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources. Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the year ended January 31, 2021, fees waived and/or reimbursed were as follows:

Growth Fund	$4,774
Moderate Growth Fund	3,315
Conservative Growth Fund	2,165
Defensive Growth Fund	1,524

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Funds’ sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

QS Asset Allocation Funds 2021 Annual Report	63

Notes to financial statements (cont’d)

For the year ended January 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$176,443	$516	$702
Moderate Growth Fund	135,221	653	124
Conservative Growth Fund	104,546	1,233	327
Defensive Growth Fund	25,686	467	28

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$67,257,876	$92,669,994
Moderate Growth Fund	69,548,438	84,475,000
Conservative Growth Fund	45,868,271	54,139,996
Defensive Growth Fund	12,879,965	12,564,996

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$625,318,284	$153,041,504	$(5,487,345)	$147,554,159

		Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$402,622,289	$86,664,975	$(3,489,863)	$83,175,112

		Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$258,700,310	$53,244,993	$(2,096,094)	$51,148,899

		Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$116,338,728	$17,392,203	$(894,995)	$16,497,208

4. Derivative instruments and hedging activities

During the year ended January 31, 2021, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

64	QS Asset Allocation Funds 2021 Annual Report

For the year ended January 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$1,713,981		$1,208,738
Class C	56,015		6,374
Class R	462		640
Class I	—		2,624
Total	$1,770,458		$1,218,376

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$1,085,028		$670,973
Class C	49,279	†	5,706
Class R	656		715
Class I	—		2,337
Total	$1,134,963		$679,731

†	Amount shown is exclusive of expense reimbursements. For the year ended January 31, 2021, the service and/or distribution fees reimbursed amounted to $75 for Class C shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$699,134	$378,411
Class C	69,259	8,735
Class R	311	418
Class I	—	1,466
Total	$768,704	$389,030

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$305,340	$152,884
Class C	13,042	1,392
Class C1	3,034	1,098
Class R	427	513
Class I	—	1,737
Total	$321,843	$157,624

For the year ended January 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	$4,318
Class C	37
Class R	408
Class I	11
Total	$4,774

QS Asset Allocation Funds 2021 Annual Report	65

Notes to financial statements (cont’d)

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	$2,778
Class C	112
Class R	404
Class I	21
Total	$3,315

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	$1,833
Class C	37
Class R	282
Class I	13
Total	$2,165

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	$811
Class C	9
Class C1	3
Class R	399
Class I	302
Total	$1,524

6. Distributions to shareholders by class

	Year Ended January 31, 2021	Year Ended January 31, 2020

Growth Fund

Net Investment Income:
Class A	$7,710,131	$10,579,191
Class C	30,504	36,846
Class R	853	1,215
Class I	28,560	32,808
Total	$7,770,048	$10,650,060

Net Realized Gains:
Class A	$29,637,831	$32,046,101
Class C	264,055	417,894
Class R	4,024	3,272
Class I	80,859	67,510
Total	$29,986,769	$32,534,777

66	QS Asset Allocation Funds 2021 Annual Report

	Year Ended January 31, 2021	Year Ended January 31, 2020

Moderate Growth Fund

Net Investment Income:
Class A	$5,807,123	$8,478,306
Class C	24,126	46,200
Class R	1,425	2,105
Class I	57,364	73,452
Total	$5,890,038	$8,600,063

Net Realized Gains:
Class A	$19,058,250	$18,064,795
Class C	199,987	313,427
Class R	5,948	4,809
Class I	147,844	147,006
Total	$19,412,029	$18,530,037

	Year Ended January 31, 2021	Year Ended January 31, 2020

Conservative Growth Fund

Net Investment Income:
Class A	$5,098,692	$5,864,185
Class C	56,753	128,861
Class R	942	990
Class I	46,602	45,250
Total	$5,202,989	$6,039,286

Net Realized Gains:
Class A	$8,313,081	$9,290,211
Class C	231,317	258,399
Class R	1,827	1,745
Class I	61,547	71,709
Total	$8,607,772	$9,622,064

	Year Ended January 31, 2021	Year Ended January 31, 2020

Defensive Growth Fund

Net Investment Income:
Class A	$2,944,639	$3,118,578
Class C	22,319	26,828
Class C1	6,757	16,696
Class R	1,882	1,715
Class I	48,118	39,200
Total	$3,023,715	$3,203,017

QS Asset Allocation Funds 2021 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended January 31, 2021	Year Ended January 31, 2020
Defensive Growth Fund (cont’d)

Net Realized Gains:
Class A	$1,209,708	$1,847,223
Class C	13,191	22,426
Class C1	3,961	13,195
Class R	856	1,021
Class I	18,735	20,823
Total	$1,246,451	$1,904,688

7. Shares of beneficial interest

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Growth Fund

Class A
Shares sold	2,105,234	$31,414,071	2,465,288	$38,628,410
Shares issued on reinvestment	2,478,079	37,268,639	2,734,860	42,541,873
Shares repurchased	(4,891,609)	(73,424,257)	(4,981,908)	(77,986,102)
Net increase (decrease)	(308,296)	$(4,741,547)	218,240	$3,184,181

Class C
Shares sold	35,480	$500,667	50,050	$725,690
Shares issued on reinvestment	21,326	292,421	31,431	448,214
Shares repurchased	(163,358)	(2,360,317)	(668,168)	(9,816,796)
Net decrease	(106,552)	$(1,567,229)	(586,687)	$(8,642,892)

Class R
Shares sold	2,084	$29,635	2,154	$33,311
Shares issued on reinvestment	328	4,877	290	4,487
Shares repurchased	(1,404)	(19,382)	(1,486)	(23,583)
Net increase	1,008	$15,130	958	$14,215

Class I
Shares sold	63,223	$935,332	112,510	$1,755,900
Shares issued on reinvestment	7,155	108,212	6,343	98,722
Shares repurchased	(62,553)	(915,082)	(102,013)	(1,581,600)
Net increase	7,825	$128,462	16,840	$273,022

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Moderate Growth Fund

Class A
Shares sold	1,781,338	$26,868,266	2,260,470	$35,249,505
Shares issued on reinvestment	1,636,208	24,768,899	1,699,203	26,458,482
Shares repurchased	(3,495,201)	(52,673,298)	(3,856,303)	(60,010,985)
Net increase (decrease)	(77,655)	$(1,036,133)	103,370	$1,697,002

68	QS Asset Allocation Funds 2021 Annual Report

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Moderate Growth Fund (cont’d)

Class C
Shares sold	21,209	$320,374	36,861	$586,058
Shares issued on reinvestment	14,570	223,211	22,727	357,855
Shares repurchased	(163,563)	(2,471,532)	(676,787)	(10,842,328)
Net decrease	(127,784)	$(1,927,947)	(617,199)	$(9,898,415)

Class R
Shares sold	903	$13,191	1,164	$17,875
Shares issued on reinvestment	496	7,373	450	6,914
Shares repurchased	(1,427)	(22,341)	(235)	(3,645)
Net increase (decrease)	(28)	$(1,777)	1,379	$21,144

Class I
Shares sold	59,960	$928,843	101,723	$1,554,571
Shares issued on reinvestment	12,954	195,379	13,614	210,032
Shares repurchased	(62,049)	(940,914)	(89,526)	(1,362,008)
Net increase	10,865	$183,308	25,811	$402,595

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Conservative Growth Fund

Class A
Shares sold	2,147,657	$30,194,690	2,103,712	$29,616,116
Shares issued on reinvestment	956,549	13,337,357	1,077,800	15,078,871
Shares repurchased	(3,028,110)	(42,161,594)	(2,833,679)	(39,901,002)
Net increase	76,096	$1,370,453	347,833	$4,793,985

Class C
Shares sold	292,317	$4,323,648	296,066	$4,369,695
Shares issued on reinvestment	19,439	281,648	25,569	375,572
Shares repurchased	(733,512)	(10,708,954)	(446,571)	(6,587,607)
Net decrease	(421,756)	$(6,103,658)	(124,936)	$(1,842,340)

Class R
Shares sold	469	$6,534	588	$8,322
Shares issued on reinvestment	188	2,626	195	2,735
Shares repurchased	(183)	(2,690)	(73)	(1,049)
Net increase	474	$6,470	710	$10,008

Class I
Shares sold	65,979	$923,376	65,560	$924,655
Shares issued on reinvestment	7,749	108,107	8,366	116,915
Shares repurchased	(48,045)	(668,012)	(60,910)	(851,333)
Net increase	25,683	$363,471	13,016	$190,237

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Defensive Growth Fund

Class A
Shares sold	1,148,919	$15,357,719	1,001,355	$13,162,864
Shares issued on reinvestment	308,222	4,127,765	375,803	4,940,185
Shares repurchased	(1,463,452)	(19,371,044)	(1,242,776)	(16,331,357)
Net increase (decrease)	(6,311)	$114,440	134,382	$1,771,692

QS Asset Allocation Funds 2021 Annual Report	69

Notes to financial statements (cont’d)

	Year Ended January 31, 2021		Year Ended January 31, 2020

	Shares	Amount	Shares	Amount
Defensive Growth Fund (cont’d)

Class C
Shares sold	12,607	$168,928	7,108	$94,206
Shares issued on reinvestment	2,651	35,510	3,763	49,247
Shares repurchased	(47,021)	(643,002)	(43,340)	(565,119)
Net decrease	(31,763)	$(438,564)	(32,469)	$(421,666)

Class C1
Shares sold	38	$528	1,166	$15,503
Shares issued on reinvestment	781	10,718	2,224	29,883
Shares repurchased	(28,273)	(396,835)	(113,561)	(1,521,138)
Net decrease	(27,454)	$(385,589)	(110,171)	$(1,475,752)

Class R
Shares sold	651	$8,619	1,428	$18,835
Shares issued on reinvestment	204	2,738	208	2,736
Shares repurchased	(369)	(4,636)	(55)	(735)
Net increase	486	$6,721	1,581	$20,836

Class I
Shares sold	110,405	$1,399,010	20,844	$273,056
Shares issued on reinvestment	4,993	66,854	4,577	60,018
Shares repurchased	(75,794)	(970,990)	(23,026)	(303,767)
Net increase	39,604	$494,874	2,395	$29,307

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2021. The following transactions were effected in such Underlying Funds for the year ended January 31, 2021.

Growth Fund	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
		Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$18,563,892	$2,341,332	238,103	$1,820,019	171,700	$19,981	$781,332	—	—	$(503,010)	$18,582,195
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	92,008,091	8,890,122	508,879	6,939,055	369,886	(24,055)	1,400,187	—	$1,359,934	83,193	94,042,351
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	31,119,409	1,630,406	131,484	2,809,503	239,379	155,496	405,807	—	1,224,599	2,136,378	32,076,690
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	11,076,943	115,966	9,932	1,537,848	121,090	(232,848)	115,966	—	—	648,238	10,303,299
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,665,410	—	—	456,457	36,900	(96,457)	—	—	—	547,668	6,756,621
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	7,789,745	289,026	24,338	707,782	59,414	(17,782)	289,026	—	—	200,984	7,571,973
ClearBridge Small Cap Fund, Class IS Shares
	40,845,959	3,590,991	64,769	4,956,388	83,655	513,612	232,401	—	13,590	5,611,658	45,092,220
Martin Currie Emerging Markets Fund, Class IS Shares
	60,364,101	1,161,373	80,887	12,637,698	1,000,186	1,677,302	356,373	—	—	17,098,687	65,986,463
QS Global Market Neutral Fund, Class IS Shares
	24,821,772	940,000	103,070	2,466,437	235,347	(346,437)	—	—	—	(329,017)	22,966,318
QS International Equity Fund, Class IS Shares
	70,453,923	8,804,762	547,617	7,610,433	469,854	(560,434)	1,319,762	—	—	3,259,195	74,907,447

70	QS Asset Allocation Funds 2021 Annual Report

Growth Fund (cont’d)	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
		Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
QS Strategic Real Return Fund, Class IS Shares
	$44,072,913	$1,047,541	92,192	$1,255,915	95,580	$(455,914)	$666,209	—	$381,331	$2,152,524	$46,017,063
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	22,125,367	1,699,325	144,642	3,575,695	265,062	(190,696)	263,466	—	650,861	4,676,118	24,925,115
ClearBridge Aggressive Growth Fund, Class IS Shares
	19,855,195	2,909,689	14,467	3,143,908	15,826	56,090	91,769	—	2,817,921	1,145,151	20,766,127
ClearBridge Appreciation Fund, Class IS Shares
	43,319,722	1,810,277	63,855	5,136,649	266,306	1,943,351	453,805	—	1,356,471	1,307,729	41,301,079
ClearBridge International Value Fund, Class IS Shares
	31,237,523	4,814,196	503,580	3,093,017	311,482	(128,017)	514,196	—	—	1,983,364	34,942,066
ClearBridge Large Cap Growth Fund, Class IS Shares
	47,803,032	2,392,405	35,575	9,522,065	243,203	5,222,935	73,412	—	2,318,994	3,159,329	43,832,701
ClearBridge Mid Cap Fund, Class IS Shares
	32,607,865	2,017,073	49,185	3,661,412	122,651	1,233,588	6,605	—	2,010,467	2,335,579	33,299,105
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,217,659	333,882	6,814	1,003,806	33,707	491,194	—	—	333,883	1,374,651	5,922,386
QS Global Dividend Fund, Class IS Shares
	67,754,276	2,518,639	208,458	2,270,011	176,221	(5,012)	1,543,639	—	—	224,875	68,227,779
QS U.S. Large Cap Equity Fund, Class IS Shares
	27,922,261	980,633	50,776	3,971,553	237,458	313,447	273,240	—	707,393	3,279,006	28,210,347
Western Asset Core Plus Bond Fund, Class IS Shares
	141,270	17,968,340	1,463,787	1,860,877	153,524	(10,877)	357,722	—	230,722	116,385	16,365,118
Western Asset High Yield Fund, Class IS Shares
	20,054,017	994,988	129,333	1,917,456	234,480	(95,799)	1,000,630	$(41,399)	—	323,874	19,415,681
Western Asset Macro Opportunities Fund, Class IS Shares
	11,207,834	6,910	588	989,697	90,466	(134,698)	6,910	—	—	446,410	10,671,457
	$737,028,179	$67,257,876		$83,343,681		$9,327,970	$10,152,457	$(41,399)	$13,406,166	$51,278,969	$772,181,601

Moderate Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$11,726,962	$2,150,553	216,288	$1,213,504	114,482	$(3,504)	$495,555	—	—	$(311,340)	$12,352,671
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	55,235,962	5,923,288	339,162	7,310,351	390,365	79,650	826,017	—	$802,271	111,974	53,960,873
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	15,030,593	1,252,494	104,551	2,370,551	202,892	144,450	193,518	—	583,976	986,383	14,898,919
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,964,911	76,143	6,510	495,829	39,092	(80,829)	76,143	—	—	400,001	6,945,226
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	9,676,481	—	—	654,971	52,777	(94,971)	—	—	—	797,251	9,818,761
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	4,895,670	187,507	15,785	455,563	37,713	(563)	187,507	—	—	132,719	4,760,333
ClearBridge Small Cap Fund, Class IS Shares
	17,303,162	1,940,748	34,920	3,844,845	65,060	510,155	100,053	—	5,695	2,180,372	17,579,437
Martin Currie Emerging Markets Fund, Class IS Shares
	29,504,598	966,976	68,759	7,041,052	556,244	1,283,947	181,976	—	—	8,150,662	31,581,184
QS Global Market Neutral Fund, Class IS Shares
	15,673,721	3,410,000	384,649	1,333,295	127,223	(183,295)	—	—	—	(213,858)	17,536,568
QS International Equity Fund, Class IS Shares
	24,802,714	6,066,331	379,234	6,289,015	388,358	(364,015)	471,331	—	—	1,188,991	25,769,021

QS Asset Allocation Funds 2021 Annual Report	71

Notes to financial statements (cont’d)

Moderate Growth	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
Fund (cont’d)		Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
QS Strategic Real Return Fund, Class IS Shares
	$27,693,445	$670,599	59,018	$316,229	24,066	$(81,230)	$426,484	—	$244,115	$1,297,751	$29,345,566
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	12,343,985	1,020,646	87,416	3,037,833	226,097	(107,834)	147,530	—	363,116	2,584,666	12,911,464
ClearBridge Aggressive Growth Fund, Class IS Shares
	11,381,295	1,615,745	8,033	2,528,410	12,647	71,590	51,424	—	1,564,320	631,892	11,100,522
ClearBridge Appreciation Fund, Class IS Shares
	23,875,736	1,516,871	55,831	3,840,077	189,144	1,189,923	246,138	—	735,733	598,216	22,150,746
ClearBridge International Value Fund, Class IS Shares
	11,353,381	2,880,128	301,511	2,795,839	281,555	(160,839)	190,128	—	—	776,479	12,214,149
ClearBridge Large Cap Growth Fund, Class IS Shares
	29,094,790	1,423,742	21,171	6,098,628	156,482	3,221,373	43,688	—	1,380,054	1,665,323	26,085,227
ClearBridge Mid Cap Fund, Class IS Shares
	9,910,029	621,314	15,149	1,659,943	50,844	430,057	2,035	—	619,279	677,637	9,549,037
ClearBridge Small Cap Growth Fund, Class IS Shares
	7,532,025	475,194	9,698	2,545,305	69,143	604,695	—	—	475,194	1,972,536	7,434,450
QS Global Dividend Fund, Class IS Shares
	42,755,830	2,664,739	216,153	2,056,166	159,646	(76,166)	989,739	—	—	163,253	43,527,656
QS U.S. Large Cap Equity Fund, Class IS Shares
	16,113,027	551,311	28,544	3,134,929	182,916	220,071	153,733	—	397,578	1,810,442	15,339,851
Western Asset Core Bond Fund, Class IS Shares
	13,251,301	9,385,439	703,415	2,030,973	153,932	4,026	444,354	—	287,872	385,525	20,991,292
Western Asset Core Plus Bond Fund, Class IS Shares
	32,065,643	22,617,561	1,847,192	4,920,122	404,516	(30,122)	1,211,654	—	656,252	796,802	50,559,884
Western Asset High Yield Fund, Class IS Shares
	29,568,445	2,126,673	267,314	11,450,657	1,411,826	5,598	1,024,958	$(45,959)	—	318,673	20,523,429
Western Asset Macro Opportunities Fund, Class IS Shares
	7,099,427	4,436	377	540,758	49,429	(65,758)	4,436	—	—	287,889	6,850,994
	$464,853,133	$69,548,438		$77,964,845		$6,516,409	$7,468,401	$(45,959)	$8,115,455	$27,390,239	$483,787,260

Conservative Growth	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
Fund		Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$7,474,188	$997,274	102,400	$540,484	50,989	$(484)	$327,274	—	—	$(196,249)	$7,734,729
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	18,301,640	2,755,850	158,898	3,707,057	197,592	(52,056)	274,367	—	$266,483	125,874	17,476,307
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	6,546,883	635,470	53,449	779,702	67,307	40,298	84,743	—	255,727	459,216	6,861,867
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	8,673,619	556,043	53,084	884,151	85,084	5,849	493,122	—	62,921	240,409	8,585,920
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	4,560,269	49,490	4,229	329,068	25,972	(39,068)	49,490	—	—	261,566	4,542,257
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,798,503	—	—	498,740	40,188	(53,740)	—	—	—	560,007	6,859,770
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,131,759	120,506	10,140	155,408	13,099	9,592	120,506	—	—	92,758	3,189,615
ClearBridge Small Cap Fund, Class IS Shares
	6,544,615	931,525	17,001	1,526,788	25,762	128,212	34,336	—	2,189	881,200	6,830,552
Martin Currie Emerging Markets Fund, Class IS Shares
	11,231,261	491,103	38,315	2,684,243	214,327	485,757	66,104	—	—	3,151,784	12,189,905

72	QS Asset Allocation Funds 2021 Annual Report

Conservative Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
Fund (cont’d)	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
QS Global Market Neutral Fund, Class IS Shares
	$10,108,550	$910,000	103,028	$648,983	61,926	$(98,983)	—	—	—	$(171,396)	$10,198,171
QS International Equity Fund, Class IS Shares
	136,573	2,238,341	138,709	2,195,994	135,814	(170,995)	$3,341	—	—	11,506	190,426
QS Strategic Real Return Fund, Class IS Shares
	17,865,731	927,843	83,779	460,494	35,191	(90,494)	278,457	—	$159,386	900,795	19,233,875
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	7,422,904	746,291	65,365	1,800,045	133,830	(105,045)	86,491	—	209,799	1,602,663	7,971,813
ClearBridge Aggressive Growth Fund, Class IS Shares
	5,259,990	743,978	3,699	1,725,128	8,554	19,871	20,152	—	723,826	281,322	4,560,162
ClearBridge Appreciation Fund, Class IS Shares
	17,930,224	1,435,845	53,689	4,285,953	182,527	634,046	184,463	—	551,381	745,296	15,825,412
ClearBridge International Value Fund, Class IS Shares
	126,065	2,347,807	249,186	2,289,541	241,995	(324,542)	2,807	—	—	19,174	203,505
ClearBridge Large Cap Growth Fund, Class IS Shares
	16,207,695	1,164,852	18,665	3,953,905	93,563	1,656,095	24,391	—	770,462	1,144,331	14,562,973
ClearBridge Mid Cap Fund, Class IS Shares
	5,137,858	410,558	10,331	1,162,087	34,194	217,913	937	—	324,622	335,522	4,721,851
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,889,826	305,660	6,238	1,515,323	41,232	339,677	—	—	305,660	1,340,815	5,020,978
QS Global Dividend Fund, Class IS Shares
	27,403,708	2,368,233	191,745	1,528,897	118,586	(73,898)	648,233	—	—	138,559	28,381,603
QS U.S. Large Cap Equity Fund, Class IS Shares
	11,117,380	726,921	39,908	2,176,406	124,676	73,594	106,755	—	275,166	1,353,919	11,021,814
Western Asset Core Bond Fund, Class IS Shares
	31,324,986	10,023,980	744,840	4,130,199	310,261	14,801	845,932	—	567,273	716,829	37,935,596
Western Asset Core Plus Bond Fund, Class IS Shares
	44,330,698	13,691,162	1,111,032	5,251,443	429,953	(26,443)	1,352,304	—	756,247	868,436	53,638,853
Western Asset High Yield Fund, Class IS Shares
	22,351,247	1,286,592	167,300	6,970,872	873,029	78,433	877,875	$(37,797)	—	186,197	16,819,673
Western Asset Macro Opportunities Fund, Class IS Shares
	4,644,111	2,947	250	289,755	26,486	(14,755)	2,946	—	—	192,124	4,549,427
	$299,520,283	$45,868,271		$51,490,666		$2,653,635	$5,885,026	$(37,797)	$5,231,142	$15,242,657	$309,107,054

Defensive Growth	Affiliate Value at January 31,	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
Fund	2020	Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$3,174,232	$487,011	49,523	$203,540	19,202	$(18,540)	$141,951	—	—	$(85,748)	$3,371,955
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	1,300,788	202,766	11,897	175,115	9,349	4,884	21,695	—	$21,071	11,909	1,340,348
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	1,301,182	70,771	5,708	107,222	8,877	7,778	17,615	—	53,156	93,714	1,358,445
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,052,317	874,881	83,184	687,113	66,050	(2,113)	589,274	—	75,608	286,412	10,526,497
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	1,900,955	21,776	1,862	47,502	3,749	(2,503)	21,776	—	—	107,993	1,983,222
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,321,205	51,701	4,350	104,175	8,632	10,825	51,701	—	—	37,299	1,306,030
Martin Currie Emerging Markets Fund, Class IS Shares
	1,520,673	9,625	588	300,576	24,085	99,424	9,625	—	—	426,628	1,656,350

QS Asset Allocation Funds 2021 Annual Report	73

Notes to financial statements (cont’d)

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying	Income Distributions from Affiliated Underlying	Return of Capital from Affiliated Underlying	Capital Gain Distributions from Affiliated Underlying	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at January 31,
		Cost	Shares	Cost	Shares	Funds	Funds	Funds	Funds	(Depreciation)	2021
QS Global Market Neutral Fund, Class IS Shares
	$4,236,595	$725,000	81,425	$46,579	4,445	$(6,579)	—	—	—	$(109,051)	$4,805,965
QS International Equity Fund, Class IS Shares
	86,118	166,349	10,268	178,296	11,066	(13,295)	$1,348	—	—	2,668	76,839
QS Strategic Real Return Fund, Class IS Shares
	7,734,976	608,566	55,096	529,549	40,702	(54,550)	126,283	—	$72,283	436,205	8,250,198
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	1,533,919	224,819	19,826	387,286	28,708	(2,285)	19,718	—	50,101	349,140	1,720,592
ClearBridge Appreciation Fund, Class IS Shares
	6,555,343	715,611	27,046	1,289,857	51,670	135,142	75,358	—	225,253	438,208	6,419,305
ClearBridge International Value Fund, Class IS Shares
	71,149	181,108	18,981	180,544	18,473	(30,544)	1,107	—	—	8,568	80,281
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,935,117	397,445	6,545	1,044,240	21,010	285,760	6,826	—	215,620	494,268	3,782,590
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,348,999	91,089	1,859	422,757	11,156	107,242	—	—	91,089	387,150	1,404,481
QS Global Dividend Fund, Class IS Shares
	9,195,501	962,834	77,487	552,019	43,104	12,980	227,834	—	—	45,959	9,652,275
QS U.S. Large Cap Equity Fund, Class IS Shares
	4,508,420	418,045	23,261	977,266	53,990	52,734	48,291	—	124,754	593,929	4,543,128
Western Asset Core Bond Fund, Class IS Shares
	26,754,036	3,074,496	227,176	1,981,678	151,236	23,322	640,651	—	407,455	561,736	28,408,590
Western Asset Core Plus Bond Fund, Class IS Shares
	29,214,878	2,918,964	235,927	1,794,240	148,523	(4,240)	790,918	—	422,915	534,891	30,874,493
Western Asset High Yield Fund, Class IS Shares
	9,122,333	675,831	87,272	905,430	113,422	(4,719)	463,396	$(23,398)	—	139,477	9,009,525
Western Asset Macro Opportunities Fund, Class IS Shares
	1,935,095	1,277	109	48,715	4,453	1,285	1,277	—	—	84,332	1,971,989
	$126,803,831	$12,879,965		$11,963,699		$602,008	$3,256,644	$(23,398)	$1,759,305	$4,845,687	$132,543,098

74	QS Asset Allocation Funds 2021 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2021 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$12,059,862	$7,392,554	$5,765,013	$3,253,523
Net long-term capital gains	25,696,955	17,909,513	8,045,748	1,016,643
Total distributions paid	$37,756,817	$25,302,067	$13,810,761	$4,270,166

The tax character of distributions paid during the fiscal year ended January 31, 2020 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Distributions paid from:
Ordinary income	$10,650,060	$9,052,912	$6,039,286	$3,203,017
Net long-term capital gains	32,534,777	18,077,188	9,622,064	1,904,688
Total distributions paid	$43,184,837	$27,130,100	$15,661,350	$5,107,705

As of January 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Undistributed ordinary income — net	$54,427	$129	$288,458	$120,068
Undistributed long-term capital gains — net	14,830,868	9,730,348	5,286,146	1,724,766
Total undistributed earnings	$14,885,295	$9,730,477	$5,574,604	$1,844,834
Other book/tax temporary differences(a)	(30,199)	(21,830)	(16,743)	(11,517)
Unrealized appreciation (depreciation)(b)	147,554,160	83,175,113	51,148,900	16,497,208
Total distributable earnings (loss) — net	$162,409,256	$92,883,760	$56,706,761	$18,330,525

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS Asset Allocation Funds 2021 Annual Report	75

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Equity Trust and Shareholders of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund (four of the funds constituting Legg Mason Partners Equity Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2021, the related statements of operations for the year ended January 31, 2021, the statements of changes in net assets for each of the two years in the period ended January 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended January 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2021 and each of the financial highlights for each of the four years in the period ended January 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 17, 2017 expressed unqualified opinions on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021 by correspondence with the custodian and transfer agent of the investee funds; when replies were not received from the transfer agent of the investee funds, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland
March 17, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

76	QS Asset Allocation Funds 2021 Annual Report

Additional shareholder information (unaudited)

QS Growth Fund

Results of special meeting of shareholders

On August 31, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	235,162,825.352	7,361,440.317	46,310,110.844	0
To Approve a New Subadvisory Agreement with QS Investors, LLC	231,649,167.729	8,991,503.503	48,193,705.281	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	231,555,884.802	8,848,895.196	48,429,596.516	0

QS Asset Allocation Funds	77

Statement regarding liquidity risk management program (unaudited)

As required by law, each fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the funds could not meet requests to redeem their shares without significant dilution of remaining investors’ interests in the funds. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the funds’ manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the funds’ Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored each fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed each fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the funds’ investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the funds held less liquid and illiquid assets and the extent to which any such investments affected the funds’ ability to meet redemption requests. In managing and reviewing the funds’ liquidity risk, the Committee also considered the extent to which the funds’ investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the funds use derivatives (including for hedging purposes). The Committee also reviewed the funds’ short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the funds’ cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the funds’ short-term and long-term cash flow projections. The Committee also considered the funds’ holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the funds’ participation in a credit facility, as components of the funds’ ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing each fund’s investments into one of four liquidity buckets. In reviewing the funds’ investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the funds are required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the funds primarily hold highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the funds did not acquire any illiquid investment such that, after the acquisition, the funds would have invested more than 15% of their assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by each fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the funds’ liquidity risk throughout the Reporting Period.

78	QS Asset Allocation Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

QS Asset Allocation Funds	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

80	QS Asset Allocation Funds

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	145
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

QS Asset Allocation Funds	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira* Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

82	QS Asset Allocation Funds

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective August 6, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

QS Asset Allocation Funds	83

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2021:

	Growth Fund		Moderate Growth Fund
Record date:	6/17/2020	12/29/2020	6/17/2020	12/29/2020
Payable date:	6/18/2020	12/30/2020	6/18/2020	12/30/2020
Ordinary Income:
Qualified Dividend Income for Individuals*	11.23%	100.00%	1.58%	67.39%
Dividends Qualifying for the Dividends
Received Deduction for Corporations*	6.90%	60.06%	1.03%	43.85%
Interest from Federal Obligations*	—	—	1.27%	1.27%
Foreign Source Income*	3.38%	23.44%	0.31%	13.09%
Foreign Taxes Paid Per Share	—	$0.008829	—	$0.005804
Long-Term Capital Gain Dividend	$0.394070	$0.169370	$0.450510	$0.168470

		Conservative Growth Fund
Record date:	3/30/2020	6/29/2020	9/29/2020	12/29/2020
Payable date:	3/31/2020	6/30/2020	9/30/2020	12/30/2020
Ordinary Income:
Qualified Dividend Income for Individuals*	17.53%	35.78%	35.78%	35.78%
Dividends Qualifying for the Dividends
Received Deduction for Corporations*	13.37%	27.15%	27.15%	27.15%
Interest from Federal Obligations*	1.85%	1.85%	1.85%	1.85%
Foreign Source Income*	1.78%	3.04%	3.04%	3.04%
Foreign Taxes Paid Per Share	—	—	—	$0.001465
Long-Term Capital Gain Dividend	—	$0.293180	—	$0.100090

		Defensive Growth Fund
Record date:	3/30/2020	6/29/2020	9/29/2020	12/29/2020
Payable date:	3/31/2020	6/30/2020	9/30/2020	12/30/2020
Ordinary Income:
Qualified Dividend Income for Individuals	8.69%	17.47%	17.47%	17.47%
Dividends Qualifying for the Dividends
Received Deduction for Corporations	6.23%	12.57%	12.57%	12.57%
Interest from Federal Obligations	3.88%	3.88%	3.88%	3.88%
Foreign Source Income*	0.99%	1.72%	1.72%	1.72%
Foreign Taxes Paid Per Share	—	—	—	$0.000270
Long-Term Capital Gain Dividend	—	$0.081980	—	$0.027200

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

84	QS Asset Allocation Funds

The following information is applicable to non-U.S. resident shareholders:

The following ordinary income distributions paid by the Fund represent Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident shareholders and foreign corporations:

Record date:	6/17/2020	6/29/2020	12/29/2020
Payable date:	6/18/2020	6/30/2020	12/30/2020
QS Growth Fund	$0.094080	—	—
QS Moderate Growth Fund	$0.051950	—	—
QS Conservative Growth Fund	—	$0.026890	$0.000570
QS Defensive Growth Fund	—	$0.015180	$0.009400

QS Asset Allocation Funds	85

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Funds

QS Asset Allocation Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the share-holders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law,

residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/21 SR21-4100

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2020 and January 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $105,382 in January 31, 2020 and $97,291 in January 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2020 and $0 in January 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in January 31, 2020 and $0 in January 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $0 in January 31, 2020 and $0 in January 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2020 and January 31, 2021; Tax Fees were 100% and 100% for January 31, 2020 and January 31, 2021; and Other Fees were 100% and 100% for January 31, 2020 and January 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $364,937 in January 31, 2020 and $539,380 in January 31, 2021.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:   March 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:   March 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:   March 23, 2021